Organization and Nature of Operations	12 Months Ended
Sep. 30, 2022
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Ostin Technology Group Co., Ltd. (“Ostin”) is a holding company incorporated on September 26, 2019 under the laws of the Cayman Islands. Ostin and its subsidiaries are collectively referred to as the “Company”. The Company engages in the business of designing, developing and manufacturing TFT-LCD modules and polarizers in a wide range of sizes and customized size according to the specifications of the customers utilizing automated production technique. The company currently operates one headquarter and three manufacturing facilities in China with an aggregate of 54,759 square meters – one factory is located in Jiangsu Province for the manufacture of display modules, one facility is in Sichuan Province for the manufacture of polarizers. The third manufacturing facilities is in Luzhou, Sichuan Province, for manufacture of display modules primarily to be used in devices in the education sector and commenced production in August 2020. The Company’s principal executive offices are located in Jiangsu Province, the People’s Republic of China (the “PRC” or “China”).

Reorganization

A reorganization of the Company’s legal structure was completed in June 2020. The reorganization involved (i) the incorporation of Ostin, a Cayman Islands company; Ostin Technology Holdings Limited (“Ostin BVI”), a British Virgin Islands company and a wholly owned subsidiary of Ostin; Ostin Technology Limited (“Ostin HK”), a Hong Kong company and a wholly owned subsidiary of Ostin BVI; and Nanjing Aosa Technology Development Co., Ltd. (“Nanjing Aosa”), a PRC limited liability company and a wholly owned subsidiary of Ostin HK; and (ii) the entry into a series of contractual arrangements (the “VIE Agreements”) by and between Nanjing Aosa and certain shareholders of Jiangsu Austin Optronics Technology Co., Ltd. (“Jiangsu Austin”) which was a PRC company limited by shares formed in December 2010 and has been the primary operating company of the Company in China. Ostin, Ostin BVI, Ostin HK, and Nanjing Aosa are all holding companies and have not commenced operations.

Prior to the reorganization, Mr. Tao Ling, Mr. Xiaohong Yin and 54 other shareholders (collectively and excluding Suhong Yuanda (as defined below), the “VIE Shareholders”) collectively owned 87.88% of the outstanding shares of Jiangsu Austin and Mr. Tao Ling, through Beijing Suhongyuanda Science and Technology Co., Ltd. (“Suhong Yuanda”) of which he was the sole shareholder, controlled 9.97% of the outstanding shares of Jiangsu Austin. On June 29, 2020, Mr. Tao Ling transferred his 100% equity interests in Suhong Yuanda to Nanjing Aosa. In June 2020, Nanjing Aosa entered into the VIE Agreements with the VIE Shareholders. After the reorganization, Ostin, through its subsidiary and the VIE arrangement, controls an aggregate of 97.85% of the outstanding shares of Jiangsu Austin. The VIE Shareholders collectively own 100% of the outstanding ordinary shares of Ostin, of which 39.99% and 9.51%, respectively, is owned by Mr. Tao Ling and Mr. Xiaohong Yin through their wholly owned holding companies.

Termination of the VIE Arrangements

In August 2021, shareholders of Jiangsu Austin entered into shares transfer agreements with the Company. Pursuant to the agreement, they agreed to transfer an aggregate of 39.97% of shares of Jiangsu Austin, which resulted in Nanjing Aosa, the Company’s WFOE, holding an aggregate of 97.85% of the shares of Jiangsu Austin following the completion of the share transfers. In February 2022, the Company fully terminated the VIE Arrangements and completed the reorganization of its corporate structure. As a result, the Company holds 97.85% of the issued and outstanding shares of Jiangsu Austin. Termination of the VIE agreement does not have impact on the Company’s consolidated financial position, results of operations and cash flows.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the Company). Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of Ostin and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Acquisition of non-controlling interest in Jiangsu Austin

In June 2022, the Company’s PRC subsidiary, Nanjing Aosa Technology Development Co., Ltd. (“Nanjing Aosa”) entered into an equity transfer agreement to acquire the remaining 2.15% equity interests of Jiangsu Austin in consideration of $338,652 (RMB 2,409,000). The transaction to acquire the remaining 2.15% equity interests of Jiangsu Austin was closed in June 2022 and after the acquisition, Nanjing Aosa owns 100% of the equity interest of Jiangsu Austin.

In USD

Purchase consideration	338,652

Noncontrolling interests	330,068
Additional paid-in capital	8,584
338,652

The following diagram illustrates the Company’s corporate structure, including its subsidiaries as of the date of issuance of the consolidated financial statements: